Goodwill, Net (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill, Net [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	-
Addition arising on acquisition of subsidiaries	47	-
Net carrying amount at the end of the year	47	-